Discover Card Execution Note Trust

DiscoverSeries Monthly Statement

                                                                                                                                                                                                                                                             Exhibit 99.2

Distribution Date: March 15, 2016

Month Ending: February 29, 2016

Pursuant to the Amended and Restated Indenture dated as of December 22, 2015, as amended, (the "Indenture") by and between Discover Card Execution Note Trust (the "Note Issuance Trust") as Issuer and U.S. Bank National Association as Indenture Trustee (the "Indenture Trustee") and the Second Amended and Restated Indenture Supplement dated as of December 22, 2015, in each case as amended prior to the distribution date noted above, for the DiscoverSeries Notes, by and between the Note Issuance Trust and the Indenture Trustee (the "Indenture Supplement"), the Note Issuance Trust is required to prepare certain information each month regarding current distributions to noteholders. We have set forth below this information regarding the DiscoverSeries Notes and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Indenture or the Indenture Supplement. The Indenture and Indenture Supplement were filed with the Securities and Exchange Commission as follows:

Amended and Restated Indenture	As Exhibit 4.4 to the Current Report on Form 8-K filed on December 23, 2015 by Discover Funding LLC, Discover Card
Master Trust I and the Note Issuance Trust.

Second Amended and Restated Indenture Supplement	As Exhibit 4.5 to the Current Report on Form 8-K filed on December 23, 2015 by Discover Funding LLC, Discover Card
Master Trust I and the Note Issuance Trust.

1. Interest to be paid on this Distribution Date:
								Amount of interest paid on this
			LIBOR	Interest		Number of Days	Amount of interest	Distribution Date per $1,000 of
			Determination	Payment		in the Interest	paid on this	Outstanding
Tranche	CUSIP Number		Date	Date	Interest Rate	Accrual Period	Distribution Date	Dollar Principal Amount

Class A (2007-1)	254683	AC9		03/15/2016	5.65000%	30	$4,708,333.33	4.708333330
Class A (2008-C)							$0.00	0.000000000
Class A (2010-B)							$0.00	0.000000000
Class A (2010-C)							$0.00	0.000000000
Class A (2010-D)							$0.00	0.000000000
Class A (2010-E)							$0.00	0.000000000
Class A (2011-4)	254683	AS4	02/11/2016	03/15/2016	0.77700%	28	$241,733.33	0.604333325
Class A (2011-A)							$0.00	0.000000000
Class A (2011-B)							$0.00	0.000000000
Class A (2012-4)	254683	AW5	02/11/2016	03/15/2016	0.79700%	28	$402,927.78	0.619888892
Class A (2012-6)	254683	AY1		03/15/2016	1.67000%	30	$1,391,666.67	1.391666670
Class A (2012-A)							$0.00	0.000000000
Class A (2013-1)	254683	BB0	02/11/2016	03/15/2016	0.72700%	28	$452,355.56	0.565444450
Class A (2013-3)	254683	BC8	02/11/2016	03/15/2016	0.60700%	28	$424,900.00	0.472111111
Class A (2013-4)	254683	BD6	02/11/2016	03/15/2016	0.87700%	28	$375,161.11	0.682111109
Class A (2013-5)	254683	BE4		03/15/2016	1.04000%	30	$736,666.67	0.866666671
Class A (2013-6)	254683	BF1	02/11/2016	03/15/2016	0.87700%	28	$375,161.11	0.682111109
Class A (2014-1)	254683	BG9	02/11/2016	03/15/2016	0.85700%	28	$533,244.44	0.666555550
Class A (2014-2)	254683	BH7	02/11/2016	05/16/2016	0.81720%		$0.00	0.000000000
Class A (2014-3)	254683	BJ3		03/15/2016	1.22000%	30	$1,016,666.67	1.016666670
Class A (2014-4)	254683	BK0		03/15/2016	2.12000%	30	$2,120,000.00	1.766666667
Class A (2014-5)	254683	BL8		03/15/2016	1.39000%	30	$1,390,000.00	1.158333333
Class A (2015-1)	254683	BM6	02/11/2016	03/15/2016	0.77700%	28	$574,116.67	0.604333337
Class A (2015-2)	254683	BP9		03/15/2016	1.90000%	30	$1,266,666.67	1.583333338
Class A (2015-3)	254683	BQ7		03/15/2016	1.45000%	30	$815,625.00	1.208333333
Class A (2015-4)	254683	BR5		03/15/2016	2.19000%	30	$1,003,750.00	1.825000000
Class A (2015-A)							$0.00	0.000000000
Class A (2016-1)	254683	BS3		03/15/2016	1.64000%	30	$1,366,666.67	1.366666670
Total Class A							$19,195,641.68

Class B (2014-2)							$0.00	0.000000000
Class B (2014-3)							$0.00	0.000000000
Class B (2015-1)							$0.00	0.000000000
Class B (2015-2)							$0.00	0.000000000
Total Class B							$0.00

Class C (2013-1)							$0.00	0.000000000
Class C (2014-2)							$0.00	0.000000000
Class C (2014-3)							$0.00	0.000000000
Class C (2015-1)							$0.00	0.000000000

Total Class C							$0.00

Total						$19,195,641.68

2. Principal to be paid on this Distribution Date:
				Shortfall	Amount	Amount of	Total amount
				in scheduled	of principal	principal paid per	of principal
			Scheduled principal	principal	paid on this	$1,000 of Stated	paid through this
Tranche	CUSIP Number		payments	payments	Distribution Date	Principal Amount	Distribution Date

Class A (2007-1)	254683	AC9	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2008-C)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2010-B)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2010-C)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2010-D)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2010-E)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2011-4)	254683	AS4	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2011-A)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2011-B)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2012-4)	254683	AW5	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2012-6)	254683	AY1	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2012-A)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2013-1)	254683	BB0	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2013-3)	254683	BC8	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2013-4)	254683	BD6	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2013-5)	254683	BE4	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2013-6)	254683	BF1	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2014-1)	254683	BG9	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2014-2)	254683	BH7	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2014-3)	254683	BJ3	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2014-4)	254683	BK0	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2014-5)	254683	BL8	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2015-1)	254683	BM6	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2015-2)	254683	BP9	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2015-3)	254683	BQ7	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2015-4)	254683	BR5	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2015-A)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2016-1)	254683	BS3	$0.00	$0.00	$0.00	$0.00	0.00
Total Class A			$0.00	$0.00	$0.00		$0.00
Class B (2014-2)			$0.00	$0.00	$0.00	$0.00	0.00
Class B (2014-3)			$0.00	$0.00	$0.00	$0.00	0.00
Class B (2015-1)			$0.00	$0.00	$0.00	$0.00	0.00
Class B (2015-2)			$0.00	$0.00	$0.00	$0.00	0.00
Total Class B			$0.00	$0.00	$0.00		$0.00
Class C (2013-1)			$0.00	$0.00	$0.00	$0.00	0.00
Class C (2014-2)			$0.00	$0.00	$0.00	$0.00	0.00
Class C (2014-3)			$0.00	$0.00	$0.00	$0.00	0.00

			Shortfall	Amount	Amount of	Total amount
			in scheduled	of principal	principal paid per	of principal
		Scheduled principal	principal	paid on this	$1,000 of Stated	paid through this
Tranche	CUSIP Number	payments	payments	Distribution Date	Principal Amount	Distribution Date
Class C (2015-1)		$0.00	$0.00	$0.00	$0.00	0.00
Total Class C		$0.00	$0.00	$0.00		$0.00
Class D (2009-1) (1)		$0.00	$0.00	$0.00
Total Class D		$0.00	$0.00	$0.00
Total		$0.00	$0.00	$0.00

3. Principal Amount and Nominal Liquidation Amount:

     (reflects issuances during February 2016 and principal payments and Nominal Liquidation Amount Deficits after giving effect to all allocations expected to occur on this Distribution Date)

			Adjusted Outstanding	Nominal
	Stated Principal	Outstanding Dollar	Dollar Principal	Liquidation
Tranche	Amount	Principal Amount	Amount	Amount

Class A (2007-1)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$400,000,000.00	$400,000,000.00	$400,000,000.00	$400,000,000.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$650,000,000.00	$650,000,000.00	$650,000,000.00	$650,000,000.00
Class A (2012-6)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$800,000,000.00	$800,000,000.00	$800,000,000.00	$800,000,000.00
Class A (2013-3)	$900,000,000.00	$900,000,000.00	$900,000,000.00	$900,000,000.00
Class A (2013-4)	$550,000,000.00	$550,000,000.00	$550,000,000.00	$550,000,000.00
Class A (2013-5)	$850,000,000.00	$850,000,000.00	$850,000,000.00	$850,000,000.00
Class A (2013-6)	$550,000,000.00	$550,000,000.00	$550,000,000.00	$550,000,000.00
Class A (2014-1)	$800,000,000.00	$800,000,000.00	$800,000,000.00	$800,000,000.00
Class A (2014-2)	$850,000,000.00	$850,000,000.00	$850,000,000.00	$850,000,000.00
Class A (2014-3)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2014-4)	$1,200,000,000.00	$1,200,000,000.00	$1,200,000,000.00	$1,200,000,000.00
Class A (2014-5)	$1,200,000,000.00	$1,200,000,000.00	$1,200,000,000.00	$1,200,000,000.00
Class A (2015-1)	$950,000,000.00	$950,000,000.00	$950,000,000.00	$950,000,000.00
Class A (2015-2)	$800,000,000.00	$800,000,000.00	$800,000,000.00	$800,000,000.00
Class A (2015-3)	$675,000,000.00	$675,000,000.00	$675,000,000.00	$675,000,000.00
Class A (2015-4)	$550,000,000.00	$550,000,000.00	$550,000,000.00	$550,000,000.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00
Class A (2016-1)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Total Class A	$15,725,000,000.00	$15,725,000,000.00	$15,725,000,000.00	$15,725,000,000.00
Class B (2014-2)	$400,000,000.00	$396,762,842.19	$396,762,842.19	$400,000,000.00
Class B (2014-3)	$85,000,000.00	$84,090,245.05	$84,090,245.05	$85,000,000.00
Class B (2015-1)	$450,000,000.00	$442,338,202.68	$442,338,202.68	$450,000,000.00
Class B (2015-2)	$570,000,000.00	$558,362,341.65	$558,362,341.65	$570,000,000.00
Total Class B	$1,505,000,000.00	$1,481,553,631.57	$1,481,553,631.57	$1,505,000,000.00
Class C (2013-1)	$665,000,000.00	$661,540,670.00	$661,540,670.00	$665,000,000.00

			Adjusted Outstanding	Nominal
	Stated Principal	Outstanding Dollar	Dollar Principal	Liquidation
Tranche	Amount	Principal Amount	Amount	Amount
Class C (2014-2)	$570,000,000.00	$562,943,550.00	$562,943,550.00	$570,000,000.00
Class C (2014-3)	$320,000,000.00	$314,327,946.70	$314,327,946.70	$320,000,000.00
Class C (2015-1)	$360,000,000.00	$349,311,820.00	$349,311,820.00	$360,000,000.00
Total Class C	$1,915,000,000.00	$1,888,123,986.70	$1,888,123,986.70	$1,915,000,000.00
Class D (2009-1)	$1,778,497,269.00	$1,778,497,269.00	$1,778,497,269.00	$1,778,497,269.00
Total Class D	$1,778,497,269.00	$1,778,497,269.00	$1,778,497,269.00	$1,778,497,269.00
Total	$20,923,497,269.00	$20,873,174,887.27	$20,873,174,887.27	$20,923,497,269.00

4. Nominal Liquidation Amount for Tranches of Notes Outstanding:
(including all tranches issued as of the end of February 2016, after taking into account all allocations expected to occur on this Distribution Date)
			Increase due to				Reductions	Reductions
	Nominal	Increase due	withdrawals of	Increase due to		Increases and	due to	due to	Nominal	Cumulative
	Liquidation	to Accretion	Prefunding Excess	reimbursement	Reductions due	reductions due	reallocation	deposits into	Liquidation	unreimbursed
	Amount as of the	of Principal	Amounts from	of Nominal	to allocation	to reallocation	of Series	Principal	Amount as	Nominal
	beginning of Due	for Discount	Principal Funding	Liquidation	of charged-off	of charged-off	Principal	Funding	of the end of	Liquidation
Tranche	Period	Notes	Subaccount	Amout Deficits	receivables	receivables	Amounts	Subaccount	the Due Period	Amount Deficit

Class A (2007-1)	$1,000,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00	$0.00
Class A (2008-C)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$400,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$400,000,000.00	$0.00
Class A (2011-A)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$650,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$650,000,000.00	$0.00
Class A (2012-6)	$1,000,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00	$0.00
Class A (2012-A)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$800,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$800,000,000.00	$0.00
Class A (2013-3)	$900,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$900,000,000.00	$0.00
Class A (2013-4)	$550,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$550,000,000.00	$0.00
Class A (2013-5)	$850,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$850,000,000.00	$0.00
Class A (2013-6)	$550,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$550,000,000.00	$0.00
Class A (2014-1)	$800,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$800,000,000.00	$0.00
Class A (2014-2)	$850,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$850,000,000.00	$0.00
Class A (2014-3)	$1,000,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00	$0.00
Class A (2014-4)	$1,200,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,200,000,000.00	$0.00
Class A (2014-5)	$1,200,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,200,000,000.00	$0.00
Class A (2015-1)	$950,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$950,000,000.00	$0.00
Class A (2015-2)	$800,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$800,000,000.00	$0.00
Class A (2015-3)	$675,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$675,000,000.00	$0.00
Class A (2015-4)	$550,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$550,000,000.00	$0.00
Class A (2015-A)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2016-1)	$1,000,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00	$0.00
Total Class A	$15,725,000,000.00		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$15,725,000,000.00	$0.00
Class B (2014-2)	$400,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$400,000,000.00	$0.00
Class B (2014-3)	$85,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$85,000,000.00	$0.00
Class B (2015-1)	$450,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$450,000,000.00	$0.00
Class B (2015-2)	$570,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$570,000,000.00	$0.00
Total Class B	$1,505,000,000.00		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,505,000,000.00	$0.00
Class C (2013-1)	$665,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$665,000,000.00	$0.00
Class C (2014-2)	$570,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$570,000,000.00	$0.00
Class C (2014-3)	$320,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$320,000,000.00	$0.00
Class C (2015-1)	$360,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$360,000,000.00	$0.00

			Increase due to				Reductions	Reductions
	Nominal	Increase due	withdrawals of	Increase due to		Increases and	due to	due to	Nominal	Cumulative
	Liquidation	to Accretion	Prefunding Excess	reimbursement	Reductions due	reductions due	reallocation	deposits into	Liquidation	unreimbursed
	Amount as of the	of Principal	Amounts from	of Nominal	to allocation	to reallocation	of Series	Principal	Amount as	Nominal
	beginning of Due	for Discount	Principal Funding	Liquidation	of charged-off	of charged-off	Principal	Funding	of the end of	Liquidation
Tranche	Period	Notes	Subaccount	Amout Deficits	receivables	receivables	Amounts	Subaccount	the Due Period	Amount Deficit

Total Class C	$1,915,000,000.00		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,915,000,000.00	$0.00
Class D (2009-1)	$1,778,497,269.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,778,497,269.00	$0.00
Total Class D	$1,778,497,269.00		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,778,497,269.00	$0.00

Total	$20,923,497,269.00		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$20,923,497,269.00	$0.00

5. Targeted Deposits to Principal Funding Subaccounts with respect to this Distribution Date:

		Targeted deposit to Principal Funding
		Subaccount

	Beginning	Amount		Shortfalls in targeted		Amounts withdrawn	Prefunding		Income earned on
	Principal	scheduled to be		deposit to Principal		from Principal	Excess Amounts		funds on deposit
	Funding	deposited on this		Funding Subaccount	Actual deposit to	Funding Subaccount	withdrawn from	Ending Principal	in Principal
	Subaccount	Distribution	Previous	with respect to this	Principal Funding	for payment	Principal Funding	Funding	Funding
Tranche	balance	Date	shortfalls	Distribution Date	Subaccount	to Noteholders	Subaccount	Subaccount balance	Subaccount

Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2016-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2015-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2015-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

		Targeted deposit to Principal Funding
		Subaccount

	Beginning	Amount		Shortfalls in targeted		Amounts withdrawn	Prefunding		Income earned on
	Principal	scheduled to be		deposit to Principal		from Principal	Excess Amounts		funds on deposit
	Funding	deposited on this		Funding Subaccount	Actual deposit to	Funding Subaccount	withdrawn from	Ending Principal	in Principal
	Subaccount	Distribution	Previous	with respect to this	Principal Funding	for payment	Principal Funding	Funding	Funding
Tranche	balance	Date	shortfalls	Distribution Date	Subaccount	to Noteholders	Subaccount	Subaccount balance	Subaccount

Class C (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2015-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class D (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class D	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

6. Prefunding with respect to this Distribution Date:

				Prefunding	Actual deposit
	Beginning	Prefunded amount		Excess Amounts	to Principal
	balance of	applied to	Targeted	withdrawn from	Funding	Ending balance
	prefunded	scheduled	Prefunding	Principal Funding	Subaccount for	of prefunded
Tranche	deposits	principal deposits	Deposits	Subaccount	Prefunding	deposits

Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2016-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2015-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2015-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

7. Targeted Deposits to Interest Funding Subaccounts with respect to this Distribution Date:

		Targeted deposit to Interest Funding Subaccount with
		respect to this Distribution Date
					Shortfalls in
					targeted deposit		Amounts withdrawn		Income earned
	Beginning	Interest accrued		Total targeted deposit	to Interest Funding		from Interest	Ending Interest	on funds
	Interest Funding	during monthly		to	Subaccount with	Actual deposit to	Funding Subacccount	Funding	on deposit in
	Subaccount	interest	Previous	Interest Funding	respect to this	Interest Funding	for payment to	Subaccount	Interest Funding
Tranche	balance	accrual period	shortfalls	Subaccount	Distribution Date	Subaccount	Noteholders	balance	Subaccount

Class A (2007-1)	$0.00	$4,708,333.33	$0.00	$4,708,333.33	$0.00	$4,708,333.33	$4,708,333.33	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$0.00	$241,733.33	$0.00	$241,733.33	$0.00	$241,733.33	$241,733.33	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$0.00	$402,927.78	$0.00	$402,927.78	$0.00	$402,927.78	$402,927.78	$0.00	$0.00
Class A (2012-6)	$0.00	$1,391,666.67	$0.00	$1,391,666.67	$0.00	$1,391,666.67	$1,391,666.67	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$0.00	$452,355.56	$0.00	$452,355.56	$0.00	$452,355.56	$452,355.56	$0.00	$0.00
Class A (2013-3)	$0.00	$424,900.00	$0.00	$424,900.00	$0.00	$424,900.00	$424,900.00	$0.00	$0.00
Class A (2013-4)	$0.00	$375,161.11	$0.00	$375,161.11	$0.00	$375,161.11	$375,161.11	$0.00	$0.00
Class A (2013-5)	$0.00	$736,666.67	$0.00	$736,666.67	$0.00	$736,666.67	$736,666.67	$0.00	$0.00
Class A (2013-6)	$0.00	$375,161.11	$0.00	$375,161.11	$0.00	$375,161.11	$375,161.11	$0.00	$0.00
Class A (2014-1)	$0.00	$533,244.44	$0.00	$533,244.44	$0.00	$533,244.44	$533,244.44	$0.00	$0.00
Class A (2014-2)	$0.00	$540,260.00	$0.00	$540,260.00	$0.00	$540,260.00	$0.00	$540,260.00	$123.98
Class A (2014-3)	$0.00	$1,016,666.67	$0.00	$1,016,666.67	$0.00	$1,016,666.67	$1,016,666.67	$0.00	$0.00
Class A (2014-4)	$0.00	$2,120,000.00	$0.00	$2,120,000.00	$0.00	$2,120,000.00	$2,120,000.00	$0.00	$0.00
Class A (2014-5)	$0.00	$1,390,000.00	$0.00	$1,390,000.00	$0.00	$1,390,000.00	$1,390,000.00	$0.00	$0.00
Class A (2015-1)	$0.00	$574,116.67	$0.00	$574,116.67	$0.00	$574,116.67	$574,116.67	$0.00	$0.00
Class A (2015-2)	$0.00	$1,266,666.67	$0.00	$1,266,666.67	$0.00	$1,266,666.67	$1,266,666.67	$0.00	$0.00
Class A (2015-3)	$0.00	$815,625.00	$0.00	$815,625.00	$0.00	$815,625.00	$815,625.00	$0.00	$0.00
Class A (2015-4)	$0.00	$1,003,750.00	$0.00	$1,003,750.00	$0.00	$1,003,750.00	$1,003,750.00	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2016-1)	$0.00	$1,366,666.67	$0.00	$1,366,666.67	$0.00	$1,366,666.67	$1,366,666.67	$0.00	$0.00
Total Class A	$0.00	$19,735,901.68	$0.00	$19,735,901.68	$0.00	$19,735,901.68	$19,195,641.68	$540,260.00	$123.98
Class B (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2015-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2015-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

		Targeted deposit to Interest Funding Subaccount with
		respect to this Distribution Date
					Shortfalls in
					targeted deposit		Amounts withdrawn		Income earned
	Beginning	Interest accrued		Total targeted deposit	to Interest Funding		from Interest	Ending Interest	on funds
	Interest Funding	during monthly		to	Subaccount with	Actual deposit to	Funding Subacccount	Funding	on deposit in
	Subaccount	interest	Previous	Interest Funding	respect to this	Interest Funding	for payment to	Subaccount	Interest Funding
Tranche	balance	accrual period	shortfalls	Subaccount	Distribution Date	Subaccount	Noteholders	balance	Subaccount

Class C (2015-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$19,735,901.68	$0.00	$19,735,901.68	$0.00	$19,735,901.68	$19,195,641.68	$540,260.00	$123.98

8. Deposits to and withdrawals from Class C Reserve Subaccounts: (2)
Amounts
		Income earned			withdrawn from
	Beginning Class	on funds on			Class C Reserve	Excess amounts	Ending Class C	Cumulative
	C Reserve	deposit in Class	Targeted deposit to	Actual deposit to	Subaccount for	withdrawn from	Reserve	Shortfall in Class
	Subaccount	C Reserve	Class C Reserve	Class C Reserve	application to	Class C Reserve	Subaccount	C Reserve
Tranche	balance	Subaccount	Subaccount	Subaccount	Class C Notes	Subaccount	balance	Subaccount

N/A

9. Deposits to and withdrawals from Accumulation Reserve Subaccounts:

				Amounts
				withdrawn from
				Accumulation			Income earned
	Beginning			Reserve	Excess amounts	Ending	on funds on
	Accumulation	Targeted deposit	Actual deposit to	Subaccount for	withdrawn from	Accumulation	deposit in
	Reserve	to Accumulation	Accumulation	use as Series	Accumulation	Reserve	Accumulation
	Subaccount	Reserve	Reserve	Finance Charge	Reserve	Subaccount	Reserve
Tranche	balance	Subaccount	Subaccount	Amounts	Subaccount	balance	Subaccount

Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2016-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2015-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2015-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

				Amounts
				withdrawn from
				Accumulation			Income earned
	Beginning			Reserve	Excess amounts	Ending	on funds on
	Accumulation	Targeted deposit	Actual deposit to	Subaccount for	withdrawn from	Accumulation	deposit in
	Reserve	to Accumulation	Accumulation	use as Series	Accumulation	Reserve	Accumulation
	Subaccount	Reserve	Reserve	Finance Charge	Reserve	Subaccount	Reserve
Tranche	balance	Subaccount	Subaccount	Amounts	Subaccount	balance	Subaccount

Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2015-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

10. Class A: Required Subordinated Amount; Available Subordinated Amount; Usage:

	Required Subordinated Amount		Available Subordinated Amount of
	of Class B Notes		Class B Notes		Usage of Class B

	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date

Class A (2007-1)	$69,620,253.20	$69,620,253.20	$69,620,253.20	$69,620,253.20	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$27,848,101.28	$27,848,101.28	$27,848,101.28	$27,848,101.28	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$45,253,164.58	$45,253,164.58	$45,253,164.58	$45,253,164.58	$0.00	$0.00
Class A (2012-6)	$69,620,253.20	$69,620,253.20	$69,620,253.20	$69,620,253.20	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$55,696,202.56	$55,696,202.56	$55,696,202.56	$55,696,202.56	$0.00	$0.00
Class A (2013-3)	$62,658,227.88	$62,658,227.88	$62,658,227.88	$62,658,227.88	$0.00	$0.00
Class A (2013-4)	$38,291,139.26	$38,291,139.26	$38,291,139.26	$38,291,139.26	$0.00	$0.00
Class A (2013-5)	$59,177,215.22	$59,177,215.22	$59,177,215.22	$59,177,215.22	$0.00	$0.00
Class A (2013-6)	$38,291,139.26	$38,291,139.26	$38,291,139.26	$38,291,139.26	$0.00	$0.00
Class A (2014-1)	$55,696,202.56	$55,696,202.56	$55,696,202.56	$55,696,202.56	$0.00	$0.00
Class A (2014-2)	$59,177,215.22	$59,177,215.22	$59,177,215.22	$59,177,215.22	$0.00	$0.00
Class A (2014-3)	$69,620,253.20	$69,620,253.20	$69,620,253.20	$69,620,253.20	$0.00	$0.00
Class A (2014-4)	$83,544,303.84	$83,544,303.84	$83,544,303.84	$83,544,303.84	$0.00	$0.00
Class A (2014-5)	$83,544,303.84	$83,544,303.84	$83,544,303.84	$83,544,303.84	$0.00	$0.00
Class A (2015-1)	$66,139,240.54	$66,139,240.54	$66,139,240.54	$66,139,240.54	$0.00	$0.00
Class A (2015-2)	$55,696,202.56	$55,696,202.56	$55,696,202.56	$55,696,202.56	$0.00	$0.00
Class A (2015-3)	$46,993,670.91	$46,993,670.91	$46,993,670.91	$46,993,670.91	$0.00	$0.00
Class A (2015-4)	$38,291,139.26	$38,291,139.26	$38,291,139.26	$38,291,139.26	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2016-1)	$69,620,253.20	$69,620,253.20	$69,620,253.20	$69,620,253.20	$0.00	$0.00

Total Class A	$1,094,778,481.57	$1,094,778,481.57	$1,094,778,481.57	$1,094,778,481.57	$0.00	$0.00

	Required Subordinated Amount		Available Subordinated Amount of
	of Class C Notes		Class C Notes		Usage of Class C

	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date

Class A (2007-1)	$88,607,595.00	$88,607,595.00	$88,607,595.00	$88,607,595.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$35,443,038.00	$35,443,038.00	$35,443,038.00	$35,443,038.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$57,594,936.75	$57,594,936.75	$57,594,936.75	$57,594,936.75	$0.00	$0.00
Class A (2012-6)	$88,607,595.00	$88,607,595.00	$88,607,595.00	$88,607,595.00	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$70,886,076.00	$70,886,076.00	$70,886,076.00	$70,886,076.00	$0.00	$0.00
Class A (2013-3)	$79,746,835.50	$79,746,835.50	$79,746,835.50	$79,746,835.50	$0.00	$0.00
Class A (2013-4)	$48,734,177.25	$48,734,177.25	$48,734,177.25	$48,734,177.25	$0.00	$0.00
Class A (2013-5)	$75,316,455.75	$75,316,455.75	$75,316,455.75	$75,316,455.75	$0.00	$0.00
Class A (2013-6)	$48,734,177.25	$48,734,177.25	$48,734,177.25	$48,734,177.25	$0.00	$0.00
Class A (2014-1)	$70,886,076.00	$70,886,076.00	$70,886,076.00	$70,886,076.00	$0.00	$0.00
Class A (2014-2)	$75,316,455.75	$75,316,455.75	$75,316,455.75	$75,316,455.75	$0.00	$0.00
Class A (2014-3)	$88,607,595.00	$88,607,595.00	$88,607,595.00	$88,607,595.00	$0.00	$0.00
Class A (2014-4)	$106,329,114.00	$106,329,114.00	$106,329,114.00	$106,329,114.00	$0.00	$0.00
Class A (2014-5)	$106,329,114.00	$106,329,114.00	$106,329,114.00	$106,329,114.00	$0.00	$0.00
Class A (2015-1)	$84,177,215.25	$84,177,215.25	$84,177,215.25	$84,177,215.25	$0.00	$0.00
Class A (2015-2)	$70,886,076.00	$70,886,076.00	$70,886,076.00	$70,886,076.00	$0.00	$0.00
Class A (2015-3)	$59,810,126.63	$59,810,126.63	$59,810,126.63	$59,810,126.63	$0.00	$0.00
Class A (2015-4)	$48,734,177.25	$48,734,177.25	$48,734,177.25	$48,734,177.25	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2016-1)	$88,607,595.00	$88,607,595.00	$88,607,595.00	$88,607,595.00	$0.00	$0.00

Total Class A	$1,393,354,431.38	$1,393,354,431.38	$1,393,354,431.38	$1,393,354,431.38	$0.00	$0.00

	Required Subordinated Amount		Available Subordinated Amount of
	of Class D Notes		Class D Notes		Usage of Class D

	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date

Class A (2007-1)	$107,594,936.80	$107,594,936.80	$107,594,936.80	$107,594,936.80	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$43,037,974.72	$43,037,974.72	$43,037,974.72	$43,037,974.72	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$69,936,708.92	$69,936,708.92	$69,936,708.92	$69,936,708.92	$0.00	$0.00
Class A (2012-6)	$107,594,936.80	$107,594,936.80	$107,594,936.80	$107,594,936.80	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$86,075,949.44	$86,075,949.44	$86,075,949.44	$86,075,949.44	$0.00	$0.00
Class A (2013-3)	$96,835,443.12	$96,835,443.12	$96,835,443.12	$96,835,443.12	$0.00	$0.00
Class A (2013-4)	$59,177,215.24	$59,177,215.24	$59,177,215.24	$59,177,215.24	$0.00	$0.00
Class A (2013-5)	$91,455,696.28	$91,455,696.28	$91,455,696.28	$91,455,696.28	$0.00	$0.00
Class A (2013-6)	$59,177,215.24	$59,177,215.24	$59,177,215.24	$59,177,215.24	$0.00	$0.00
Class A (2014-1)	$86,075,949.44	$86,075,949.44	$86,075,949.44	$86,075,949.44	$0.00	$0.00
Class A (2014-2)	$91,455,696.28	$91,455,696.28	$91,455,696.28	$91,455,696.28	$0.00	$0.00
Class A (2014-3)	$107,594,936.80	$107,594,936.80	$107,594,936.80	$107,594,936.80	$0.00	$0.00
Class A (2014-4)	$129,113,924.16	$129,113,924.16	$129,113,924.16	$129,113,924.16	$0.00	$0.00
Class A (2014-5)	$129,113,924.16	$129,113,924.16	$129,113,924.16	$129,113,924.16	$0.00	$0.00
Class A (2015-1)	$102,215,189.96	$102,215,189.96	$102,215,189.96	$102,215,189.96	$0.00	$0.00
Class A (2015-2)	$86,075,949.44	$86,075,949.44	$86,075,949.44	$86,075,949.44	$0.00	$0.00
Class A (2015-3)	$72,626,582.34	$72,626,582.34	$72,626,582.34	$72,626,582.34	$0.00	$0.00
Class A (2015-4)	$59,177,215.24	$59,177,215.24	$59,177,215.24	$59,177,215.24	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2016-1)	$107,594,936.80	$107,594,936.80	$107,594,936.80	$107,594,936.80	$0.00	$0.00

Total Class A	$1,691,930,381.18	$1,691,930,381.18	$1,691,930,381.18	$1,691,930,381.18	$0.00	$0.00

11. Class B: Required Subordinated Amount; Available Subordinated Amount; Usage:
	Required Subordinated Amount		Available Subordinated Amount of
	of Class C Notes		Class C Notes		Usage of Class C
	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date

Class B (2014-2)	$379,358,745.21	$379,358,745.21	$379,358,745.21	$379,358,745.21	$0.00	$0.00
Class B (2014-3)	$80,613,733.36	$80,613,733.36	$80,613,733.36	$80,613,733.36	$0.00	$0.00
Class B (2015-1)	$426,778,588.37	$426,778,588.37	$426,778,588.37	$426,778,588.37	$0.00	$0.00
Class B (2015-2)	$540,586,211.93	$540,586,211.93	$540,586,211.93	$540,586,211.93	$0.00	$0.00
Total Class B	$1,427,337,278.87	$1,427,337,278.87	$1,427,337,278.87	$1,427,337,278.87	$0.00	$0.00

	Required Subordinated Amount		Available Subordinated Amount of
	of Class D Notes		Class D Notes		Usage of Class D
	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date
Class B (2014-2)	$460,649,904.89	$460,649,904.89	$460,649,904.89	$460,649,904.89	$0.00	$0.00
Class B (2014-3)	$97,888,104.78	$97,888,104.78	$97,888,104.78	$97,888,104.78	$0.00	$0.00
Class B (2015-1)	$518,231,143.00	$518,231,143.00	$518,231,143.00	$518,231,143.00	$0.00	$0.00
Class B (2015-2)	$656,426,114.47	$656,426,114.47	$656,426,114.47	$656,426,114.47	$0.00	$0.00
Total Class B	$1,733,195,267.14	$1,733,195,267.14	$1,733,195,267.14	$1,733,195,267.14	$0.00	$0.00

12. Class C: Required Subordinated Amount; Available Subordinated Amount; Usage:

	Required Subordinated Amount		Available Subordinated Amount of
	of Class D Notes		Class D Notes		Usage of Class D
	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date
Class C (2013-1)	$617,598,268.23	$617,598,268.23	$617,598,268.23	$617,598,268.23	$0.00	$0.00
Class C (2014-2)	$529,369,944.19	$529,369,944.19	$529,369,944.19	$529,369,944.19	$0.00	$0.00
Class C (2014-3)	$297,190,144.11	$297,190,144.11	$297,190,144.11	$297,190,144.11	$0.00	$0.00
Class C (2015-1)	$334,338,912.12	$334,338,912.12	$334,338,912.12	$334,338,912.12	$0.00	$0.00
Total Class C	$1,778,497,268.65	$1,778,497,268.65	$1,778,497,268.65	$1,778,497,268.65	$0.00	$0.00

13. Excess Spread Triggers:
		For this	For the preceding Distribution	For the second preceding	Three-month average for this
		Distribution Date	Date	Distribution Date		Distribution Date

Excess Spread Amount (3)		$238,375,251.97	$228,050,720.92	$262,964,005.44		$243,129,992.78
Excess Spread Percentage(4)		13.67%	12.49%	14.58%		13.58%
Group Excess Spread (5)		$238,375,251.97	$228,050,720.92	$262,964,005.44		$243,129,992.78
Group Excess Spread Percentage(6)		13.67%	12.49%	14.58%		13.58%

14. Weighted Average Coupon Interest Rate: (7)	For this Distribution Date
Coupon interest rate (shown as an annualized percentage of total Nominal Liquidation Amount
at the beginning of February 2016)	1.13%

Adjusted coupon interest rate (shown as an annualized percentage of total Nominal Liquidation
Amount, excluding interest held by wholly-owned subsidiaries of Discover Bank, at the
beginning of February 2016)	1.51%

Group coupon interest rate (shown as an annualized percentage of Group Investor Interest at the
beginning of February 2016)	1.13%

Adjusted group coupon interest rate (shown as an annualized percentage of Group Investor
Interest, excluding interest held by wholly-owned subsidiaries of Discover Bank, at the
beginning of February 2016)	1.51%

15. Excess Spread Early Redemption Event: No

16. Delinquency Trigger: No

17. Investor Communication Requests: None

(1) On January 12, 2016, Discover Bank, as Calculation Agent on behalf of the Note Issuance Trust and pursuant to Section 2.07 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, between the Note Issuance Trust and the Indenture Trustee, gave notice that, in connection with the reduction of the Required Subordination Percentage of Class D Notes occurring January 12, 2016, an Expected
Principal Payment Date of the Class D(2009-1) Notes will occur on January 15, 2016. The principal due with respect to the Class D(2009-1) Notes on such Expected Principal Payment Date is
$827,837,803 and is reflected as "Scheduled principal payments" and "Amount of principal paid on this distribution date" in item 2. After giving effect to this repayment, and prior increases and repayments (not shown) of the Class D(2009-1) Notes, the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes is $1,769,207,652 as reflected in items 3 and 4.
(2) On February 24, 2016, Discover Card Execution Note Trust and U.S. Bank National Association entered into the Omnibus Amendment to Specified Terms Documents that amended the provisions related to the reserve account for certain Class C Notes. Pursuant to the amendment, the Class C Reserve Account Percentage for each of the Class C(2013-1) Notes, the Class C(2014-2) Notes and the
Class C(2014-3) Notes is now 0%. Item 8 regarding "Deposits to and Withdrawals from Class C Reserve Subaccounts", therefore, does not apply to any outstanding Class C notes.
(3) The Excess Spread Amount means, generally, with respect to the DiscoverSeries notes for any distribution date: the difference, whether positive or negative, between
(x) the sum of

	(a)	the amount of Finance Charge Amounts allocated to the DiscoverSeries pursuant to the Indenture;
	(b)	any amounts to be treated as Series Finance Charge Amounts and designated to be a part of the Excess Spread Amount pursuant to any Terms Document;
	(c)	an amount equal to income earned on all funds on deposit in the Principal Funding Account (including all subaccounts of such account) (net of investment expenses and losses); and
	(d)	the amount withdrawn from the Accumulation Reserve Subaccount to cover the Accumulation Negative Spread on the Principal Funding Subaccounts, and
	(y)	the sum of all interest, swap payments or accreted discount and servicing fees for the DiscoverSeries notes and reimbursement of all charged-off receivables allocated to the DiscoverSeries, in each case for the applicable period only.

(4)		The Excess Spread Percentage means, generally, with respect to the DiscoverSeries notes for any distribution date, the Excess Spread Amount, multiplied by twelve and divided by the sum of the Nominal
Liquidation Amount of all outstanding DiscoverSeries notes as of the beginning of the related Due Period.
(5)		The Group Excess Spread is the sum of the series excess spreads for each series in the group to which the Series 2007-CC Collateral Certificate belongs. All series other than the Series 2007-CC
Collateral Certificate have been paid in full. Accordingly, the Group Excess Spread equals the Excess Spread Amount for the DiscoverSeries notes. If certain issuances are made after the date of this report, they could cause these amounts to diverge again in future months.
With respect to Series 2007-CC, the “series excess spread” will generally mean the Excess Spread Amount for the DiscoverSeries notes. See item 13 and footnote 3.
(6)		The Group Excess Spread Percentage will generally mean the Group Excess Spread, multiplied by twelve and divided by the sum of the aggregate investor interest in receivables for all series in the group as of the beginning of the related Due Period. There are currently no series in the group other than the Series 2007-CC Collateral Certificate; therefore, the Group Excess Spread Percentage equals the
DiscoverSeries Excess Spread Percentage.
(7)		Coupon interest is the sum of the monthly interest deposited into the DiscoverSeries interest funding subaccounts and relating to the current interest accrual period. The Group coupon interest is the sum of such monthly interest deposited into the series interest funding accounts for all series in the group to which the Series 2007-CC Collateral Certificate belongs.
There are currently no series in the group other than the Series 2007-CC Collateral Certificate; therefore, the group rates are the same as the DiscoverSeries rates.